Land Use Rights	12 Months Ended
May 31, 2013
Text Block [Abstract]
Land Use Rights
13.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Land use rights	3,980	5,023
Less: accumulated amortization	(747)	(855)
Exchange differences	243	374

Land use rights, net	3,476	4,542

Amortization expense for land use rights for the years ended May 31, 2011, 2012 and 2013 was US$83, US$87 and US$108, respectively. The Group expects to recognize US$115 in amortization expense for each of the next five years and US$3,967 thereafter.